UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

SMITH BARNEY WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2005

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.5%
Australia - 2.6%
91,955	Babcock & Brown Ltd. *	$1,074,967
85,825	Macquarie Bank Ltd.	4,104,436

	Total Australia	5,179,403

Denmark - 1.2%
46,000	Novo Nordisk A/S, Class B Shares	2,378,227

Finland - 2.4%
306,500	Nokia Oyj	4,896,000

France - 4.9%
42,912	Essilor International SA (a)	3,120,277
30,652	Groupe Danone (a)	3,033,710
15,326	Total SA	3,847,905

	Total France	10,001,892

Germany - 4.2%
33,717	BASF AG	2,396,468
17,778	SAP AG (a)	3,057,841
91,955	Stada Arzneimittel AG (a)	3,160,824

	Total Germany	8,615,133

Greece - 1.1%
33,717	EFG Eurobank Ergasias *	1,070,641
61,303	Piraeus Bank SA	1,167,364

	Total Greece	2,238,005

Hong Kong - 3.7%
177,000	Hutchison Whampoa Ltd. (a)	1,730,128
920,000	Li & Fung Ltd.	1,934,625
410,500	Swire Pacific Ltd., Class A Shares	3,922,773

	Total Hong Kong	7,587,526

Ireland - 6.5%
122,606	Bank of Ireland	2,040,286
5	CRH PLC	141
739,562	Grafton Group PLC *	8,396,061
150,965	Irish Continental Group PLC	1,885,987
193,105	United Drug PLC	808,049

	Total Ireland	13,130,524

Italy - 1.1%
153,258	Saipem SpA	2,280,830

Japan - 18.8%
65,000	Canon Inc.	3,219,169
27,800	Daiichikosho Co., Ltd.	505,162
40,500	Daikin Industries Ltd.	986,661
448	Dentsu, Inc.	1,109,375
326,000	Dowa Mining Co., Ltd.	2,233,056
69,300	Honda Motor Co., Ltd.	3,567,933
21,500	Hoya Corp.	2,654,345
36,800	Ito-Yokado Co., Ltd. (a)	1,225,956
641	Mitsubishi Tokyo Financial Group Inc. (a)	5,389,961
36,800	Nichii Gakkan Co. (a)	966,998
12,900	Nidec Corp. (a)	1,397,265
460	NTT Data Corp. (a)	1,524,251
13,700	Orix Corp.	2,028,183
1,490	Rakuten Inc. (a)	1,144,061
61,000	Ricoh Co., Ltd. (a)	936,204
147,000	Sharp Corp.	2,228,602
52,700	Shin-Etsu Chemical Co., Ltd. (a)	1,999,751

See Notes to Schedule of Investments

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Japan (continued)
107,300	Terumo Corp.	$3,010,689
57,000	Trend Micro Inc.	2,046,141

	Total Japan	38,173,763

Mexico - 1.9%
858,200	Wal-Mart de Mexico SA de CV	3,838,602

Netherlands - 3.4%
91,955	ING Groep NV* (a)	2,786,076
61,303	Randstad Holding NV	2,500,539
53,334	Royal Dutch Shell PLC, Class A Shares *	1,640,509

	Total Netherlands	6,927,124

Norway - 1.2%
216,100	Stolt Offshore SA* (a)	2,499,807

Singapore - 1.1%
227,000	DBS Group Holdings Ltd.	2,199,904

Spain - 6.2%
134,867	Banco Bilbao Vizcaya Argentaria SA (a)	2,275,401
274,025	Indra Sistemas SA (a)	5,447,463
290,087	Telefonica SA	4,887,150

	Total Spain	12,610,014

Sweden - 1.7%
128,600	Atlas Copco AB, Class A Shares (a)	2,185,836
391,000	Telefonaktiebolaget LM Ericsson, Class B Shares* (a)	1,339,248

	Total Sweden	3,525,084

Switzerland - 13.4%
133,641	Mettler-Toledo International Inc. *	7,016,153
9,502	Nestle SA	2,609,709
66,821	Novartis AG	3,255,129
66,821	Roche Holding AG	9,095,672
12,015	Synthes Inc. *	1,305,025
49,043	UBS AG (a)	4,035,159

	Total Switzerland	27,316,847

United Kingdom - 23.8%
87,051	BOC Group PLC	1,656,977
472,035	BP PLC	5,227,395
643,684	Capita Group PLC	4,099,177
153,258	Diageo PLC	2,119,147
132,332	HSBC Holdings PLC (a)	2,151,311
306,516	MFI Furniture Group PLC	625,499
1,042,155	O2 PLC *	2,552,953
91,955	Rio Tinto PLC	3,067,108
76,626	Royal Bank of Scotland Group PLC	2,283,520
1,284,303	Serco Group PLC	5,507,157
214,561	Smith & Nephew PLC	2,042,036
741,768	Tesco PLC	4,247,510
459,774	Tomkins PLC	2,214,185
3,383,938	Vodafone Group PLC	8,721,183
181,458	WPP Group PLC	1,924,903

	Total United Kingdom	48,440,061

United States - 1.3%
153,674	News Corp., Class B Shares (a)	2,664,707

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,737,234)	204,503,453

See Notes to Schedule of Investments

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 11.7%
Repurchase Agreement - 0.1%
$166,000	State Street Bank & Trust Co., dated 7/29/05, 2.960% due 8/1/05, Proceeds due at maturity - $166,041; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/22; Market value - $174,200) (Cost - $166,000)	$166,000

SHARES
Securities Purchased from Securities Lending Collateral - 11.6%
23,525,185	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $23,525,185)	23,525,185

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,691,185)	23,691,185

	TOTAL INVESTMENTS - 112.2% (Cost - $151,428,419#)	228,194,638
	Liabilities in Excess of Other Assets - (12.2)%	(24,738,305)

	TOTAL NET ASSETS - 100.0%	$203,456,333

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	All or a portion of this security is on loan. (See Notes 1 and 2).

See Notes to Schedule of Investments

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Summary of Investments by Sector *

Financials	17.9%
Information Technology	16.4
Consumer Discretionary	14.2
Health Care	13.8
Industrials	10.8
Telecommunication Services	7.9
Energy	7.5
Consumer Staples	5.9
Materials	5.5
Repurchase Agreement	0.1

100.0%

*	As a percentage of total investments (excluding securities purchased from securities lending collateral). Please note that the Fund holdings are as of July 31, 2005 and are subject to change.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The International All Cap Growth Portfolio (the “Fund”), is a separate diversified investment fund of Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of its contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$78,473,445
Gross unrealized depreciation	(1,707,226)

Net unrealized appreciation	$76,766,219

At July 31, 2005, the Fund had open foreign currency contracts as described below.

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Japanese Yen	159,546,368	$1,421,159	8/2/05	$(2,219)
Contracts to Sell:
Japanese Yen	23,382,180	208,277	8/3/05	307

Net Unrealized Loss on Open Foreign Currency Contracts				$(1,912)

At July 31, 2005, the Fund loaned securities having a market value of $22,383,708. The Fund received cash collateral amounting to $23,525,185 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

By:	/s/ JAMES M.GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	September 28, 2005